Obligations for pension and similar liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Obligations For Pension And Similar Liabilities
Schedule of actuarial assumptions adopted in the calculations

		2024		2023		2022
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	10.6%	10.5%	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%
Rate for Determining Interest on Assets for the Following Fiscal Year	10.6%	10.5%	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) Banesprev Plans II, V and Pré75

(2) Cabesp

Schedule of financial assumptions and demographic assumptions

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Present value of liabilities at the beginning of the fiscal period (Note 39)	26,241,550	24,106,720	26,503,960	5,130,333	4,588,664	5,123,868
Costs of current services (Note 39)	586	(911)	1,432	5,694	4,903	5,015
Interest cost	2,247,577	2,188,015	2,175,565	438,944	429,103	427,484
Paid benefits	(4,721,231)	(2,487,932)	(3,269,089)	(489,818)	(448,912)	(398,149)
Actuarial losses (gains)	(1,040,157)	2,433,313	(1,347,974)	(395,757)	556,575	(569,554)
Others	268,045	2,345	42,826	-	-	-
Present value of liabilities at the end of the fiscal period	22,996,370	26,241,550	24,106,720	4,689,396	5,130,333	4,588,664
Any less:
Fair value of plan assets (1)	26,158,640	27,328,362	27,316,715	5,008,751	5,570,353	4,945,407
Unrecognized assets (1)	(3,617,497)	(2,649,505)	(4,141,741)	(877,078)	(1,082,010)	(907,430)
Provisions - net	455,228	1,562,694	931,746	557,724	641,990	550,687

Total provisions for pension plans, net	1,023,424	2,204,684	1,482,433
Of which:
Actuarial provisions	1,364,437	2,543,504	1,775,202
Actuarial assets (note 15) (1)	341,013	338,820	292,770

Experience-Based Adjustments in Net Assets	(1,200,878)	(99,752)	(950,298)	(772,305)	387,599	(399,946)

Plan Experience	(2,343,241)	(585,676)	(739,281)	(416,984)	(171,107)	(10,858)
Changes in Financial Assumptions	3,347,376	(1,652,752)	2,087,825	770,940	(419,306)	580,286
Changes in Demographic Assumptions	-	(178,125)	(174)	41,519	33,838	126
Actuarial Gain (Loss) - Obligation	1,004,135	(2,416,553)	1,348,370	395,475	(556,575)	569,554
Return on Investments Different from the Return Implicit in the Discount Rate	(1,183,609)	(127,052)	(962,916)	(771,685)	387,599	(403,979)
Actuarial Gain (Loss) - Asset	(1,183,609)	(127,052)	(962,916)	(771,685)	387,599	(403,979)
Change in Surplus/Irrecoverable Deficit	(704,716)	1,801,693	(82,891)	304,272	(89,852)	(254,205)
(1)	Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev. Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev.

Schedule of amounts recognized in the consolidated statement of income statement

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Income
Personnel expenses - Costs of current services (note 39)	586	(911)	1,432	5,694	4,903	5,015
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(115,866)	(198,288)	2,175,565	(52,667)	(42,656)	427,484
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	273,924	308,381	(2,064,384)	99,728	84,729	(382,028)
Other movements - Extraordinary Charges	(67)	(280)	41,546	-	(91)	31
Total	158,577	108,902	154,159	52,755	46,885	50,502

Schedule of changes in fair value of the plan assets

	Post-Employment Plans			Other Similar Obligations
	2024	2023	2022	2024	2023	2022
Fair value of plan assets at the beginning of the year	27,328,362	27,316,715	28,321,826	5,570,354	4,945,407	5,096,263
Interest Income (Expenses)	2,363,706	2,386,330	2,477,872	491,611	471,759	449,758
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(1,200,878)	(99,752)	(950,298)	(772,305)	387,599	(399,946)
Contributions	2,388,681	212,719	750,690	177,614	173,335	164,876
Being:
By the Bank	2,386,461	210,367	747,913	177,614	173,335	164,876
By plan participants	2,220	2,352	2,777	-	-	-
Paid benefits	(4,721,231)	(2,487,650)	(3,269,258)	(458,523)	(407,746)	(365,544)
Exchange rate variations and other items	-	-	(14,117)	-	-	-
Fair value of plan assets at the end of the year	26,158,640	27,328,362	27,316,715	5,008,751	5,570,354	4,945,407

Schedule of assumptions rates related to cost of medical care

					Sensitivity
	2024		2023		2022
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0.5%	(23,750)	(231,019)	(27,627)	(346,439)	(22,524)	(240,984)
(-)0.5%	25,895	251,828	24,768	266,243	24,802	265,351
General Mortality Table
Applied (+) 2 years	(48,858)	(475,167)	(50,263)	(611,723)	(42,586)	(455,624)
Applied (-) 2 years	50,445	490,605	48,527	544,105	45,310	484,763
Cost of Medical Care
(+)0.5%	28,376	275,982	26,968	291,763	29,297	313,438
(-)0.5%	(26,451)	(257,258)	(30,133)	(376,538)	(27,104)	(289,978)

Schedule of duration of actuarial of plans

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev	7.75	Cabesp	10.44
Sanprev	7.17	Bandepe	8.64
Bandeprev	5.65	Clínica Grátis	8.22
SantanderPrevi	5.36	Diretores Vitalícios	6.2
CACIBAN / DAB / DCA	5.41 / 4.61 / 4.9	Diretores Saúde	22.6
		Circulares	7.98 / 7.36
		Seguro de Vida	4.75